CONSOLIDATED AND COMBINED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2021	Dec. 31, 2020
EQUITY
Ordinary shares, par value (in dollars per share)	$ 0	$ 0
Ordinary shares, shares issued (in shares)	261,256,254	174,853,546
Ordinary shares, shares outstanding (in shares)	261,256,254	174,853,546